Angel Oak Financial Strategies Income Term Trust
Schedule of Investments
October 31, 2025 (Unaudited)

CORPORATE OBLIGATIONS - 109.1%	Par	Value
Consumer, Non-cyclical - 2.2%
ConnectOne Bancorp, Inc., 8.13% to 06/01/2030 then 3 mo. Term SOFR + 4.42%, 06/01/2035	$4,000,000	$4,180,000
Green Dot Corp., 8.75%, 09/15/2029 (a)	2,000,000	2,042,353
USCB Financial Holdings, Inc., 7.63% to 08/15/2030 then 3 mo. Term SOFR + 4.22%, 08/15/2035 (a)(b)	4,000,000	4,045,123
		10,267,476

Financial - 106.9%(c)
A10 Capital LLC, 5.88%, 08/17/2026 (a)	4,000,000	3,944,363
Alpine Banks of Colorado, 9.71% (3 mo. Term SOFR + 5.69%), 06/15/2030 (a)	4,000,000	3,983,620
American Coastal Insurance Corp., 7.25%, 12/15/2027	3,670,000	3,660,825
American National Bank, 7.85% (3 mo. Term SOFR + 3.88%), 09/30/2030 (a)	2,500,000	2,488,831
Amur Equipment Finance, Inc., 6.13%, 03/15/2026 (a)	1,500,000	1,500,256
Arbor Realty SR, Inc., 7.75%, 03/30/2026 (a)	3,000,000	3,002,990
Arbor Realty Trust, Inc., 5.00%, 04/30/2026	2,000,000	1,978,630
Avidbank Holdings, Inc., 7.58% (3 mo. Term SOFR + 3.60%), 12/30/2029 (a)	6,000,000	5,862,636
Axos Financial, Inc., 7.00% to 10/01/2030 then 3 mo. Term SOFR + 3.79%, 10/01/2035	2,000,000	2,062,500
B Riley Financial, Inc.
5.00%, 12/31/2026 (e)	2,000,000	1,400,000
6.00%, 01/31/2028 (e)	3,000,000	1,548,000
Banc of California, Inc., 8.05% (3 mo. Term SOFR + 4.20%), 10/30/2030	1,425,000	1,419,700
Bank of America Corp.
5.08% to 01/20/2026 then SOFR + 1.29%, 01/20/2027	4,500,000	4,506,738
5.87% to 09/15/2033 then SOFR + 1.84%, 09/15/2034	1,500,000	1,608,429
Bank of New York Mellon Corp., 5.19% to 03/14/2034 then SOFR + 1.42%, 03/14/2035	6,000,000	6,183,016
BankGuam Holding Co.
8.96% (3 mo. Term SOFR + 4.92%), 06/30/2029	9,000,000	8,925,535
4.75% to 07/01/2026 then 3 mo. Term SOFR + 4.13%, 07/01/2031 (a)	3,000,000	2,891,683
Banksouth Holding Co., 8.12% (3 mo. Term SOFR + 4.28%), 07/30/2029 (a)	2,600,000	2,564,579
Banterra Bank, 8.97% (3 mo. LIBOR US + 4.12%), 06/07/2029 (f)	7,500,000	7,379,690
Banterra Corp., 8.00% to 06/30/2027 then 3 mo. Term SOFR + 3.85%, 09/30/2032 (a)	1,250,000	1,243,953
Bar Harbor Bankshares, 7.44% (3 mo. Term SOFR + 3.27%), 12/01/2029	3,000,000	2,974,828
Bayfirst Financial Corp., 4.50% to 06/30/2026 then SOFR + 3.78%, 06/30/2031 (a)	1,000,000	944,392
BCB Bancorp, Inc., 9.25% to 09/01/2029 then 3 mo. Term SOFR + 5.82%, 09/01/2034	3,000,000	3,352,538
Beacon Financial Corp., 5.50% to 07/01/2027 then 3 mo. Term SOFR + 2.49%, 07/01/2032	1,500,000	1,398,193
Big Poppy Holdings, 6.50%, 07/01/2027	3,500,000	3,377,500
Bridgewater Bancshares, Inc., 7.63% to 06/30/2030 then 3 mo. Term SOFR + 3.88%, 06/30/2035 (b)	4,000,000	4,110,096
Burke & Herbert Financial Services Corp., 3.25% to 12/01/2026 then 3 mo. Term SOFR + 2.30%, 12/01/2031	2,000,000	1,807,974
Capital One Financial Corp., 6.18% to 01/30/2035 then SOFR + 2.04%, 01/30/2036	1,000,000	1,042,528
Carrington Holding Co. LLC, 9.75%, 05/15/2031 (a)(b)	1,500,000	1,509,872
CB Financial Services, Inc., 3.88% to 12/15/2026 then 3 mo. Term SOFR + 2.80%, 12/15/2031 (a)	5,500,000	5,068,866
CB&T Holding Corp., 6.25% to 12/15/2025 then 3 mo. Term SOFR + 6.02%, 12/15/2030 (a)	5,000,000	5,073,662
Central Bancshares, Inc., 8.13% (3 mo. Term SOFR + 4.13%), 06/30/2029 (a)	5,000,000	4,846,334
Central Pacific Financial Corp., 4.75% to 11/01/2025 then 3 mo. Term SOFR + 4.56%, 11/01/2030	1,000,000	1,000,000
Chemung Financial Corp., 7.75% to 06/15/2030 then 3 mo. Term SOFR + 4.15%, 06/15/2035 (a)	2,000,000	2,064,766
Citibank NA, 5.04% (SOFR + 0.78%), 05/29/2027	2,000,000	2,014,842
Citizens Bancshares of Batesville, Inc., 7.00% to 10/15/2030 then 3 mo. Term SOFR + 3.63%, 10/15/2035 (a)(b)	2,500,000	2,502,540
Citizens Community Bancorp, Inc., 4.75% to 04/01/2027 then 3 mo. Term SOFR + 3.29%, 04/01/2032 (a)	1,500,000	1,421,865
Citizens Financial Group, Inc., 5.72% to 07/23/2031 then SOFR + 1.91%, 07/23/2032	6,000,000	6,262,888
Clear Blue Financial Holdings LLC, 5.38%, 12/30/2028 (a)(b)	10,000,000	9,459,020
Clear Street Holdings LLC
8.25%, 10/30/2029 (a)	4,000,000	4,016,172
8.00%, 09/30/2030 (a)	5,000,000	4,986,765
Climate First Bancorp, Inc., 8.00% to 11/01/2030 then 3 mo. Term SOFR + 4.72%, 11/01/2035 (a)	4,000,000	4,000,000
Colony Bankcorp, Inc., 5.25% to 05/20/2027 then 3 mo. Term SOFR + 2.65%, 05/20/2032 (a)	1,000,000	911,442
Columbia Banking System, Inc., 9.73% (3 mo. Term SOFR + 5.52%), 12/10/2025 (a)	6,500,000	6,494,963
Commercial Credit, Inc., 8.75%, 08/30/2030 (a)	2,500,000	2,508,013
CRB Group, Inc., 10.55% (3 mo. Term SOFR + 6.38%), 09/01/2030 (a)(b)	2,000,000	1,991,610
Customers Bancorp, Inc., 2.88% to 08/15/2026 then 3 mo. Term SOFR + 2.35%, 08/15/2031	1,000,000	909,272
Customers Bank, 7.70% (3 mo. Term SOFR + 3.70%), 06/26/2029 (a)	4,500,000	4,488,327
Dime Community Bancshares, Inc., 5.00% to 05/15/2027 then 3 mo. Term SOFR + 2.18%, 05/15/2032	1,250,000	1,200,009
Eagle Bancorp, Inc., 10.00%, 09/30/2029	2,500,000	2,597,455
EF Holdco / EF Cayman Hold / Ellington Fin REIT, 5.88%, 04/01/2027 (a)	5,000,000	4,809,614
Equity Bancshares, Inc., 7.13% to 08/01/2030 then SOFR + 3.49%, 08/01/2035	4,000,000	4,071,431
EverBank Financial Corp.
8.38% to 03/01/2030 then 3 mo. Term SOFR + 5.02%, 09/01/2034 (a)	5,000,000	5,145,755
7.50% to 09/01/2030 then 3 mo. Term SOFR + 4.07%, 09/01/2035 (a)	2,000,000	2,056,735
F&M Financial Corp., 9.00% to 08/01/2030 then 3 mo. Term SOFR + 5.39%, 08/01/2035 (a)	4,500,000	4,638,612
FedNat Holding Co., 7.75%, 03/15/2029 (g)(h)	7,000,000	420,000
Fidelity Federal Bancorp
8.54% (3 mo. Term SOFR + 4.65%), 11/01/2029 (a)	2,000,000	1,987,812
4.50% to 03/30/2026 then 3 mo. Term SOFR + 3.84%, 03/30/2031 (a)	1,000,000	981,572
Fidelity Financial Corp., 5.00% to 04/30/2027 then 3 mo. Term SOFR + 2.47%, 04/30/2032 (a)	5,000,000	4,693,972
Fifth Third Bancorp
4.90% to 09/06/2029 then SOFR + 1.49%, 09/06/2030	3,000,000	3,042,966
5.63% to 01/29/2031 then SOFR + 1.84%, 01/29/2032 (b)	1,000,000	1,047,046
Financial Institutions, Inc., 8.16% (3 mo. Term SOFR + 4.27%), 10/15/2030	3,000,000	2,971,761
FineMark Holdings, Inc., 7.23% (3 mo. Term SOFR + 3.23%), 06/30/2028	1,000,000	977,980
First Bank, 7.13% to 06/30/2030 then 3 mo. Term SOFR + 3.43%, 06/30/2035 (a)	2,000,000	2,025,174
First Citizens BancShares, Inc.
5.60% to 09/05/2030 then 5 yr. CMT Rate + 1.85%, 09/05/2035	1,000,000	997,043
6.25% to 03/12/2035 then 5 yr. CMT Rate + 1.97%, 03/12/2040	3,000,000	3,050,253
First Help Financial LLC, 6.00%, 11/15/2026 (a)	5,000,000	4,918,567
First Interstate BancSystem, Inc., 7.63% to 06/15/2030 then 3 mo. Term SOFR + 3.98%, 06/15/2035	4,000,000	4,130,000
First National of Nebraska, Inc., 7.25% to 06/15/2030 then 3 mo. Term SOFR + 3.61%, 06/15/2035 (a)(b)	5,000,000	5,228,053
First Northwest Bancorp, 3.75% to 03/30/2026 then 3 mo. Term SOFR + 3.00%, 03/30/2031	1,000,000	786,476
First Paragould Bankshares, Inc., 7.39% (3 mo. Term SOFR + 3.36%), 12/15/2027 (a)	2,250,000	2,216,148
Five Star Bancorp, 6.00% to 09/01/2027 then SOFR + 3.29%, 09/01/2032 (a)	1,000,000	966,699
Flagstar Bancorp, Inc., 7.80% (3 mo. Term SOFR + 3.91%), 11/01/2030	2,375,000	2,291,875
Flushing Financial Corp., 3.13% to 12/01/2026 then 3 mo. Term SOFR + 2.04%, 12/01/2031	2,000,000	1,754,817
FNB Corp.
6.89% (3 mo. Term SOFR + 2.66%), 02/14/2029	600,000	597,922
5.72% to 12/11/2029 then SOFR + 1.93%, 12/11/2030	5,000,000	5,101,362
Forbright, Inc., 8.56% (3 mo. Term SOFR + 4.39%), 12/01/2029 (a)	2,000,000	1,962,272
Georgia Banking Co., Inc., 4.13% to 06/15/2026 then 3 mo. Term SOFR + 3.40%, 06/15/2031 (a)	1,000,000	961,076
Golden Pear Funding HoldCo LLC, 9.00%, 02/28/2028	5,000,000	5,023,566
Golden State Bank, 4.50% to 12/15/2026 then 3 mo. Term SOFR + 3.35%, 12/15/2031 (a)	1,000,000	899,697
Goldman Sachs Group, Inc.	–	$–
4.22% to 5/1/2028 then 3 mo. Term SOFR + 1.56%, 05/01/2029	5,000,000	5,002,836
7.50% to 5/10/2029 then 5 yr. CMT Rate + 2.81%, Perpetual	2,000,000	2,122,494
Hanmi Financial Corp., 3.75% to 09/01/2026 then 3 mo. Term SOFR + 3.10%, 09/01/2031	3,500,000	3,316,574
Hilltop Holdings, Inc., 6.13% to 05/15/2030 then 3 mo. Term SOFR + 5.80%, 05/15/2035	250,000	246,250
Hometown Financial Group, Inc., 8.75%, 03/15/2027 (a)(b)	2,000,000	2,032,804
Horizon Bancorp, Inc., 7.00% to 09/15/2030 then 3 mo. Term SOFR + 3.60%, 09/15/2035 (a)	2,000,000	2,022,617
Huntington Bancshares, Inc., 5.71% to 02/02/2034 then SOFR + 1.87%, 02/02/2035	1,000,000	1,040,117
Independent Bank Corp., 7.25% to 04/01/2030 then 3 mo. Term SOFR + 3.53%, 04/01/2035 (b)	3,000,000	3,118,084
JPMorgan Chase & Co.
6.25% to 10/23/2033 then SOFR + 1.81%, 10/23/2034	4,000,000	4,406,736
5.29% to 07/22/2034 then SOFR + 1.46%, 07/22/2035 (b)	2,000,000	2,068,853
KeyBank NA, 5.00%, 01/26/2033	2,000,000	2,014,585
Lawrence Bancshares, Inc., 8.50% to 06/30/2030 then 3 mo. Term SOFR + 4.79%, 06/30/2035 (a)(b)	3,000,000	3,073,822
M&T Bank Corp., to 10/30/2028 then SOFR + 2.80%, 10/30/2029	6,000,000	6,496,462
Maple Financial Holdings, Inc., 5.00% to 02/15/2026 then 3 mo. Term SOFR + 4.67%, 02/15/2031 (a)	2,000,000	2,007,968
Mascoma Mutual Financial Services Corp., 7.88% to 09/15/2030 then 3 mo. Term SOFR + 4.54%, 09/15/2035 (a)	2,000,000	2,023,214
Mechanics Bancorp, 3.50% to 01/30/2027 then 3 mo. Term SOFR + 2.15%, 01/30/2032	3,000,000	2,478,807
Mercantile Bank Corp., 3.25% to 01/30/2027 then 3 mo. Term SOFR + 2.12%, 01/30/2032	1,500,000	1,394,180
Meridian Corp., 7.93% (3 mo. Term SOFR + 3.95%), 12/30/2029	4,000,000	3,991,686
Midwest Bankcentre, Inc., 7.00% to 10/15/2030 then 3 mo. Term SOFR + 3.68%, 10/15/2035 (a)	2,000,000	2,015,111
Millennium Consolidated Holdings LLC, 8.38%, 03/01/2030 (a)	5,000,000	5,104,624
Minnwest Corp., 7.75% to 09/01/2030 then 3 mo. Term SOFR + 4.29%, 09/01/2035 (a)(b)	2,500,000	2,534,652
Morgan Stanley, 5.59% to 01/18/2035 then SOFR + 1.42%, 01/18/2036	6,000,000	6,285,984
MS Transverse Insurance Group LLC, 6.00%, 12/15/2026 (a)	5,000,000	5,004,565
Nano Financial Holdings, Inc., 13.00%, 07/01/2026 (a)	5,000,000	5,096,423
NBT Bancorp, Inc., 3.50% to 03/31/2026 then 3 mo. Term SOFR + 2.80%, 03/31/2031	1,000,000	935,634
NewtekOne, Inc.
8.13%, 02/01/2027 (a)	2,250,000	2,273,428
8.38%, 04/01/2030 (a)	750,000	748,041
NexBank Capital, Inc.
4.00% to 08/15/2026 then 3 mo. Term SOFR + 3.39%, 08/15/2031 (a)	2,000,000	1,917,245
6.00%, 07/15/2032 (a)	1,500,000	1,421,803
Northpointe Bancshares, Inc., 9.00% to 09/01/2029 then 3 mo. Term SOFR + 5.50%, 09/01/2034 (a)	1,200,000	1,267,253
Northwest Bancshares, Inc., 7.91% (3 mo. Term SOFR + 3.89%), 09/15/2030	1,000,000	985,806
Oakstar Bancshares, Inc., 4.25% to 04/15/2026 then 3 mo. Term SOFR + 3.52%, 04/15/2031 (a)	1,000,000	983,133
Obsidian Insurance Holdings, Inc., 6.50%, 12/30/2025 (a)(b)	5,000,000	4,988,437
OceanFirst Financial Corp.
9.31% (3 mo. Term SOFR + 5.10%), 05/15/2030	1,000,000	1,001,049
6.38% to 11/15/2030 then 3 mo. Term SOFR + 3.08%, 11/15/2035	4,250,000	4,277,965
Oconomowoc Bancshares, Inc., 8.50% to 09/01/2030 then 3 mo. Term SOFR + 5.09%, 09/01/2035 (a)	4,000,000	4,111,534
Olney Bancshares of Texas, Inc., 4.00% to 03/15/2026 then 3 mo. Term SOFR + 3.32%, 03/15/2031 (a)	1,000,000	963,644
PCAP Holdings LP, 6.50%, 07/15/2028 (a)(h)	2,000,000	0
Peapack-Gladstone Financial Corp., 3.50% to 12/30/2025 then 3 mo. Term SOFR + 3.26%, 12/30/2030	2,000,000	1,981,331
Peoples Financial Services Corp., 7.75% to 06/15/2030 then 3 mo. Term SOFR + 4.11%, 06/15/2035	3,000,000	3,082,142
PeoplesBancorp MHC, 8.00% to 12/30/2029 then 3 mo. Term SOFR + 4.24%, 12/30/2034 (a)	1,000,000	1,039,392
PhenixFIN Corp., 5.25%, 11/01/2028 (e)	1,750,000	1,649,200
PNC Financial Services Group, Inc.
5.58% to 06/12/2028 then SOFR + 1.84%, 06/12/2029	5,000,000	5,174,847
5.68% to 01/22/2034 then SOFR + 1.90%, 01/22/2035	1,000,000	1,056,630
Primis Financial Corp., 9.48% (3 mo. Term SOFR + 5.31%), 09/01/2030 (b)	2,000,000	1,988,260
Provident Financial Services, Inc., 9.00% to 05/15/2029 then 3 mo. Term SOFR + 4.77%, 05/15/2034	4,118,000	4,337,184
Quaint Oak Bancorp, Inc., 11.00%, 03/01/2028 (a)	1,250,000	1,284,820
Queensborough Co., 9.77% (3 mo. Term SOFR + 5.88%), 10/15/2030 (a)	1,500,000	1,478,345
RBB Bancorp, 4.00% to 04/01/2026 then 3 mo. Term SOFR + 3.29%, 04/01/2031	1,500,000	1,396,044
ReadyCap Holdings LLC, 9.38%, 03/01/2028 (a)	4,000,000	4,058,353
Regions Financial Corp., 5.50% to 09/06/2034 then SOFR + 2.06%, 09/06/2035	6,000,000	6,147,914
River Financial Corp., 4.00% to 03/15/2026 then 3 mo. Term SOFR + 3.42%, 03/15/2031 (a)	1,000,000	971,294
Sandy Spring Bancorp, Inc., 7.09% (3 mo. Term SOFR + 2.88%), 11/15/2029	3,750,000	3,747,270
SCRE Intermediate Holdco LLC, 6.50% (or 1.00% PIK), 02/15/2030 (a)	2,000,000	1,921,806
Shore Bancshares, Inc., 8.47% (3 mo. Term SOFR + 4.58%), 10/15/2030	1,000,000	985,545
Silver Queen Financial Services, Inc., 7.77% (3 mo. Term SOFR + 3.60%), 12/01/2027 (a)(b)	3,800,000	3,733,901
Simmons First National Corp., 6.25% to 10/01/2030 then 3 mo. Term SOFR + 3.02%, 10/01/2035 (b)	7,500,000	7,550,730
SmartFinancial, Inc., 7.25% to 09/01/2030 then 3 mo. Term SOFR + 3.85%, 09/01/2035 (a)(b)	3,000,000	3,038,514
South State Bank NA, 8.38% to 08/15/2029 then 3 mo. Term SOFR + 4.61%, 08/15/2034	2,000,000	2,115,000
South Street Securities Funding LLC, 6.25%, 12/30/2026 (a)	6,000,000	6,005,003
Southern Financial Corp., 4.88% to 10/20/2026 then 3 mo. Term SOFR + 3.93%, 10/20/2031 (a)	1,500,000	1,376,953
Southside Bancshares, Inc., 7.00% to 08/15/2030 then 3 mo. Term SOFR + 3.57%, 08/15/2035 (b)	4,000,000	4,133,345
SouthState Bank Corp., 7.00% to 06/13/2034 then SOFR + 3.19%, 06/13/2035	4,000,000	4,184,225
State Street Corp., 5.16% to 05/18/2033 then SOFR + 1.89%, 05/18/2034	2,000,000	2,070,423
Stellar Bancorp, Inc., 7.35% (3 mo. Term SOFR + 3.39%), 10/01/2029	874,000	873,753
Texas State Bankshares, Inc., 7.85% (3 mo. Term SOFR + 3.81%), 06/15/2029 (a)	4,000,000	4,000,826
Trinitas Capital Management LLC, 6.00%, 07/30/2026 (a)(b)	6,000,000	5,887,500
Truist Financial Corp., 5.15% to 08/05/2031 then SOFR + 1.57%, 08/05/2032	6,000,000	6,163,481
Tulsa Valley Bancshares Corp., 5.00% to 04/15/2026 then 3 mo. Term SOFR + 4.21%, 04/15/2031 (a)	1,250,000	1,184,221
United Community Banks, Inc., 6.22% (3 mo. Term SOFR + 2.38%), 01/30/2028	3,500,000	3,475,163
Universal Insurance Holdings, Inc., 5.63%, 11/30/2026	7,000,000	6,925,432
Univest Financial Corp., 7.25% to 11/15/2027 then 3 mo. Term SOFR + 3.10%, 11/15/2032	1,250,000	1,235,009
US Bancorp
5.78% (SOFR + 2.02%), 06/12/2029	3,500,000	3,635,684
5.05% to 02/12/2030 then SOFR + 1.06%, 02/12/2031	2,500,000	2,564,332
US Metro Bancorp, Inc., 5.65% to 11/01/2025 then 3 mo. Term SOFR + 5.43%, 11/01/2030 (a)	3,000,000	2,997,765
VCT Holdings LLC, 6.00%, 12/30/2026 (a)	5,000,000	4,931,250
Velocity Commercial Capital LLC, 7.13%, 03/15/2027 (a)	3,000,000	2,938,477
VeraBank, Inc., 7.50% to 06/01/2030 then 3 mo. Term SOFR + 3.69%, 06/01/2035 (a)	2,000,000	2,087,499
VyStar Credit Union, 4.25%, 03/15/2032 (a)	3,000,000	2,664,255
Webster Financial Corp.
6.51% (3 mo. Term SOFR + 2.53%), 12/30/2029 (b)	2,000,000	1,997,885
3.88% to 11/01/2025 then 3 mo. Term SOFR + 3.69%, 11/01/2030	1,500,000	1,500,000
5.78% to 09/11/2030 then 5 yr. CMT Rate + 2.13%, 09/11/2035	2,000,000	2,003,153
Wells Fargo & Co., 5.61% to 04/23/2035 then SOFR + 1.74%, 04/23/2036	6,000,000	6,307,530
Western Alliance Bancorp, 3.00% to 06/15/2026 then 3 mo. Term SOFR + 2.25%, 06/15/2031	3,000,000	2,884,560
White River Bancshares Co., 8.71% (3 mo. Term SOFR + 4.42%), 12/31/2029 (a)	5,000,000	4,900,192
Wintrust Financial Corp., 4.85%, 06/06/2029	5,000,000	4,947,769
Zions Bancorp NA, 3.25%, 10/29/2029	2,000,000	1,864,742
		497,502,331
TOTAL CORPORATE OBLIGATIONS (Cost $518,757,328)		507,769,807

PREFERRED STOCKS - 7.0%	Shares	Value
Financial - 3.9%
B Riley Financial, Inc., Series B, 7.38%, Perpetual (d)	27,310	140,646
Dime Community Bancshares, Inc., 5.50%, Perpetual	25,000	476,750
First Busey Corp., Series B, 8.25%, Perpetual	40,000	1,026,000
First Citizens BancShares, Inc., Series A, 5.38%, Perpetual	140,000	3,136,000
First Merchants Corp., Series A, 7.50%, Perpetual	40,000	1,036,400
Fulton Financial Corp., Series A, 5.13%, Perpetual	42,572	835,263
M&T Bank Corp., Series K, 6.35%, Perpetual	40,000	997,600
Northpointe Bancshares, Inc., Series QIB, 8.25% to 12/30/2025 then SOFR + 7.99%, Perpetual (a)	80,000	1,970,000
Patriot National Bancorp, Inc., 0.00%, Perpetual (a)(d)	41,666	3,966,603
United Fidelity Bank FSB, Series QIB, 7.00%, Perpetual (a)(d)(h)	1,000	705,000
Valley National Bancorp, Series C, 8.25% to 09/30/2029 then 5 yr. CMT Rate + 4.18%, Perpetual	50,000	1,281,000
WesBanco, Inc., Series B, 7.38% to 10/01/2030 then 5 yr. CMT Rate + 3.80%, Perpetual	100,000	2,552,000
		18,123,262

Real Estate Investment Trust - 3.1%
AGNC Investment Corp., Series C, 9.26% (3 mo. Term SOFR + 5.37%), Perpetual	40,000	1,018,400
Annaly Capital Management, Inc., Series F, 9.14% (3 mo. Term SOFR + 5.25%), Perpetual	40,000	1,016,000
Ellington Financial, Inc.	–	$–
10.05% (3 mo. LIBOR US + 5.20%), Perpetual (f)	20,000	505,000
Series B, 6.25% to 1/30/2027 then 5 yr. CMT Rate + 4.99%, Perpetual	80,000	1,880,000
Inpoint Commercial Real Estate Income, Inc., Series A, 6.75%, Perpetual	80,000	1,744,000
Lument Finance Trust, Inc., Series A, 7.88%, Perpetual	40,000	846,000
PennyMac Mortgage Investment Trust, 9.00%, 06/15/2030	37,691	970,166
Rithm Capital Corp.	–	$–
Series D, 7.00% to 11/15/2026 then 5 yr. CMT Rate + 6.22%, Perpetual	200,000	4,922,000
Series E, 8.75%, Perpetual	40,000	1,002,800
TPG RE Finance Trust, Inc., Series C, 6.25%, Perpetual	30,000	525,300
		14,429,666
TOTAL PREFERRED STOCKS (Cost $32,832,789)		32,552,928

COMMON STOCKS - 2.7%	Shares	Value
Financial - 2.5%
Amerant Bancorp, Inc.	10,000	167,700
Bank7 Corp.	10,000	415,100
Citigroup, Inc.	11,000	1,113,530
Columbia Banking System, Inc.	25,000	670,000
East West Bancorp, Inc.	3,500	355,600
First Citizens BancShares, Inc. - Class A	605	1,104,016
First United Corp.	16,700	576,651
Flushing Financial Corp.	30,000	410,100
Greene County Bancorp, Inc.	25,000	548,750
Kingstone Companies, Inc.	75,253	1,097,189
M&T Bank Corp.	5,400	992,898
Patriot National Bancorp, Inc. (d)	149,771	178,227
Pinnacle Financial Partners, Inc.	7,000	596,470
Plumas Bancorp	10,700	439,128
Prosperity Bancshares, Inc.	13,900	914,898
Redwood Trust, Inc.	25,750	136,732
SouthState Corp.	8,000	709,200
UMB Financial Corp.	8,600	919,168
Western Alliance Bancorp	4,000	309,400
		11,654,757

Real Estate Investment Trust - 0.2%
AGNC Investment Corp.	30,500	305,000
Annaly Capital Management, Inc.	15,000	317,550
Ellington Financial, Inc.	15,750	209,790
		832,340
TOTAL COMMON STOCKS (Cost $11,428,242)		12,487,097

CONVERTIBLE OBLIGATIONS - 0.0%(i)	Par	Value
Financial - 0.0%(i)
FedNat Holding Co., 5.00%, 04/19/2026 (a)(g)(h)	$1,000,000	60,000
TOTAL CONVERTIBLE OBLIGATIONS (Cost $1,000,000)		60,000

SHORT-TERM INVESTMENTS - 4.3%	Shares	Value
Money Market Funds – 4.3% First American Government Obligations Fund - Class U, 4.05% (j)	19,934,188	19,934,188
TOTAL SHORT-TERM INVESTMENTS (Cost $19,934,188)		19,934,188

TOTAL INVESTMENTS - 123.1% (Cost $583,952,547)		572,804,020
Liabilities in Excess of Other Assets - (23.1)%		(107,628,467)
TOTAL NET ASSETS - 100.0%		$465,175,553

Percentages are stated as a percent of net assets.

CMT - Constant Maturity Treasury
LIBOR - London Interbank Offered Rate
LP - Limited Partnership
PIK - Payment in Kind
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. As of October 31, 2025, the value of these securities total $252,143,040 or 54.2% of the Fund’s net assets.

(b)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements. At October 31, 2025, the value of securities pledged amounted to $63,440,763.
(c)
To the extent that the Fund invests more heavily in particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	Non-income producing security. Income is not being accrued.
(e)	Security issued as a "Baby Bond", with a par value of $25 per bond. The principal balance disclosed represents the issuer's outstanding principal that corresponds to the bonds held in the fund.
(f)	Securities referencing LIBOR are expected to transition to an alternative reference rate.
(g)	Issuer is currently in default and not accruing income.
(h)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $1,185,000 or 0.3% of net assets as of October 31, 2025.

(i)	Represents less than 0.05% of net assets.
(j)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

Angel Oak Financial Strategies Income Term Trust
Schedule of Open Reverse Repurchase Agreements
October 31, 2025 (Unaudited)

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Value
Lucid Management and Capital Partners LP	5.67%	09/17/2025	12/17/2025	$3,831,165	$3,777,000
Lucid Management and Capital Partners LP	5.67%	09/29/2025	12/17/2025	3,074,810	3,037,000
Lucid Management and Capital Partners LP	5.64%	10/09/2025	10/08/2026	714,518	676,000
Lucid Management and Capital Partners LP	5.36%	10/10/2025	01/15/2026	2,298,735	2,266,000
Lucid Management and Capital Partners LP	5.28%	10/16/2025	11/13/2025	11,252,035	11,206,000
Lucid Management and Capital Partners LP	5.34%	10/16/2025	01/15/2026	12,484,386	12,318,000
Lucid Management and Capital Partners LP	5.34%	10/28/2025	01/15/2026	1,395,171	1,379,000
Total				$35,050,820	$34,659,000

A reverse repurchase agreement, although structured as a sale and repurchase obligation, acts as a financing transaction under which the Fund will effectively pledge certain assets as collateral to secure a short-term loan. Generally, the other party to the agreement makes the loan in an amount less than the fair value of the pledged collateral. At the maturity of the reverse repurchase agreement, the Fund will be required to repay the loan and interest and correspondingly receive back its collateral. While used as collateral, the pledged assets continue to pay principal and interest which are for the benefit of the Fund.

Securities Valuation and Fair Value Measurements (Unaudited)

The Fund records its investments at fair value in accordance with fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities that the Fund has the ability to access
Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities.

Investments in registered open-end management investment companies, including money market funds, will be valued based upon the NAV of such investments and are categorized as Level 1 of the fair value hierarchy.

Fair values for long-term debt securities, including corporate and convertible obligations, are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information may be utilized. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.

Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last sale price at the close of that exchange. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price. If, on a particular day, an exchange-listed or Nasdaq security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter ("OTC") markets as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, fair value will be determined in accordance with the procedures adopted by the Board of Trustees (“Board”). All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the OTC market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise, fair value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy. Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. These securities will generally be categorized as Level 2 securities.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation and Risk Management Oversight Committee is generally responsible for overseeing the Fund’s valuation processes and reports quarterly to the Board. The Board has selected Angel Oak Capital Advisors, LLC (the “Adviser”) as the Valuation Designee. As such, the Valuation Committee of the Adviser has been delegated the day-to-day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from independent pricing services are deemed to be unreliable indicators of market or fair value. Representatives of the Valuation Designee’s Valuation Committee report quarterly to the Valuation and Risk Management Oversight Committee.

The following is a summary of the investments by their inputs used to value the Fund's net assets as of October 31, 2025:
	Level 1	Level 2	Level 3	Total
Assets
Corporate Obligations	$–	$507,349,807	$420,000	$507,769,807
Preferred Stocks	25,911,325	5,936,603	705,000	32,552,928
Common Stocks	12,487,097	–	–	12,487,097
Convertible Obligations	–	–	60,000	60,000
Short-Term Investments	19,934,188	–	–	19,934,188
Total	$58,332,610	$513,286,410	$1,185,000	$572,804,020

Other Financial Instruments
Liabilities
Reverse Repurchase Agreements	$–	$(34,659,000)	$–	$(34,659,000)

See the Schedule of Investments for further disaggregation of investment categories. Level 3 holdings as of October 31, 2025, are immaterial and no further quantitative information about Level 3 Fair Value Measurements has been included.